Shareholder Report, Line Graph (Details) - MSCI China All Shares Index Net - USD ($)	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Dec. 10, 2019
Account Value [Line Items]
Account Value	$ 9,939	$ 8,519	$ 8,694	$ 7,554	$ 8,389	$ 9,780	$ 9,570	$ 10,529	$ 7,515	$ 10,066	$ 9,974	$ 11,750	$ 13,087	$ 13,058	$ 14,362	$ 15,145	$ 13,164	$ 12,365	$ 10,261	$ 10,324	$ 10,000
Account Value	$ 496,936	$ 425,943	$ 434,709	$ 377,698	$ 419,447	$ 488,992	$ 478,501	$ 526,465	$ 375,734	$ 503,298	$ 498,704	$ 587,511	$ 654,342	$ 652,908	$ 718,116	$ 757,273	$ 658,220	$ 618,258	$ 513,063	$ 516,203	$ 500,000